Profit (loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Basic and Diluted Profit (Loss) Per Share
The calculation of basic profit / (loss) per share for the six months ended 30 June 2026 and 2025 is as follows (in thousands, except for share and per share amounts):

	2026	2025
Earnings
(Loss) / profit for the period	(65,791)	141,718
Number of shares
Weighted average number of ordinary shares outstanding	296,730,023	285,521,142
Basic (loss) / profit per share	(0.22)	0.50
The calculation of diluted profit (loss) per share for the six months ended 30 June 2026 and 2025 is as follows (in thousands, except for share and per share amounts):

	2026	2025
Earnings
(Loss) / profit for the period	(65,791)	141,718
Fully diluted (loss) / profit for the period	(65,791)	141,718
Number of shares
Weighted average number of ordinary shares outstanding	296,730,023	285,521,142
Dilutive effect of share-based compensation	—	1,387,482
Weighted average number of diluted ordinary shares outstanding	296,730,023	286,908,624
Diluted (loss) / profit per share	(0.22)	0.49